Other Current Liabilities (Details) - Schedule of other current liabilities - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of other current liabilities [Abstract]
Related parties	$ (677,000)
Loans	(160,000)
Pay As You Earn (PAYE)	(1,117)	(1,171)
Other current Liabilities	$ (838,117)	$ (1,171)